CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (22,730)	$ (35,579)	$ 11,777
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	3,464	3,951	3,082
Amortization of deferred gain on sale-leaseback			(625)
Net loss (gain) on divestitures	1,307	16,239	(4,546)
Net loss (gain) on disposal of assets	3,553	879	(492)
Gain on CTA recognition from liquidation of subsidiaries	(7,088)
Tax provision reversal	(1,240)
Equity pick up of losses of an associate	9,586
Investment Impairment	9,400	3,043	476
Stock-based compensation expense	1,698	2,982	3,029
Provision for (recovery of) doubtful accounts	(75)	(1,154)	2,212
Deferred income taxes	(380)	(2,211)	345
Changes in operating assets and liabilities, net of effect of iTV deconsolidation and IPTV divestiture
Accounts receivable	(14,058)	664	8,080
Inventories and deferred costs	45,875	(4,231)	94,916
Other assets	6,058	17,455	11,261
Accounts payable	7,110	9,506	(4,857)
Income taxes payable	110	6,393	3,102
Customer advances	(12,005)	9,749	1,488
Deferred revenue	(29,524)	(37,760)	(132,575)
Other liabilities	(2,976)	(15,544)	(38,390)
Net cash used in operating activities	(1,915)	(25,618)	(41,717)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(3,766)	(5,445)	(9,347)
Purchase of intangible assets		(54)
Payment on the NGN divestiture	(2,369)
Net proceeds from divestitures	2,000	220	215
Payment for the non-controlling interest in the liquidation of a subsidiary	(898)
Proceeds from settlement of an investment interest, net	569
Change in restricted cash	2,209	(1,129)	5,478
Purchase of investment interests	(26,592)	(15,602)	(1,181)
Contribution of equity investment through a shareholder loan			(7,119)
Purchase of short-term investments	(81)	(2,267)	(8,365)
Proceeds from sale of short-term investments	379	4,300	9,039
Cash decrease due to deconsolidation of a subsidiary		(6,841)
Payment on divestiture of IPTV business and investment in IPTV convertible bond	(503)	(56,010)
Other	162	80	519
Net cash used in investing activities	(28,890)	(82,748)	(10,761)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares upon ESPP purchases and option exercises			124
Repurchase of ordinary shares	(30,680)	(8,842)	(6,301)
Net cash used in financing activities	(30,680)	(8,842)	(6,177)
Effect of exchange rate changes on cash and cash equivalents	(10,326)	(4,834)	8,774
Net decrease in cash and cash equivalents	(71,811)	(122,042)	(49,881)
Cash and cash equivalents at beginning of year	179,584	301,626	351,507
Cash and cash equivalents at end of year	107,773	179,584	301,626
Cash paid:
Interest	151	240	252
Income taxes	1,600	3,000	530
Non-cash operating activities
Purchase of iTV convertible bond through converting of outstanding receivables	7,114
Non-cash investing activities
Repurchase of ordinary share from iTV shareholder		(5,278)
Accrual related to purchase of property, plant and equipment	530	1,911	(2,475)
Purchase of iTV convertible bond through converting of outstanding receivables	$ (7,114)